Insurance (Insurance Liabilities Assumptions and Ratios - Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	3.00%	3.00%
Participating business as a percentage of the gross life insurance premiums	38.00%	42.00%	39.00%
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability For Policyholder Contract Deposits Credited Interest Rate All Applicable Products	0.00%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Liability For Policyholder Contract Deposits Credited Interest Rate All Applicable Products	7.00%